FAIR VALUES - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	€ 18,216	€ 18,194
Liabilities at fair value	11,652	11,509
Recurring | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	15	22
Derivatives | Recurring | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	€ 71	€ 94